UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9395

                                  Third Avenue Variable Series Trust
                                  ----------------------------------
                          (Exact name of registrant as specified in charter)

      622 Third Avenue, 32nd Floor, New York, NY                      10017
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       (Address of principal executive offices)                    (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY    10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: December 31, 2004
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:


                           [THIRD AVENUE FUNDS LOGO]


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO












                                  ANNUAL REPORT
                                  -------------

                                DECEMBER 31, 2004

                           [THIRD AVENUE FUNDS LOGO]


                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO

               PORTFOLIO MANAGEMENT DISCUSSION - DECEMBER 31, 2004

At December 31, 2004, the audited net asset value attributable to the 16,503,230 common shares outstanding of the Third Avenue Value Portfolio ("TAVP," "Third Avenue," or the "Portfolio") was $24.73 per share. This compares with the unaudited net asset value of $22.29, as of June 30, 2004 and the audited net asset value of $20.61 as of December 31, 2003, each adjusted for a subsequent distribution to shareholders.

Below, the investment team outlines notable developments in the Portfolio during the twelve-month period ended December 31, 2004.

Q:   HOW DID THIRD AVENUE VALUE PORTFOLIO PERFORM?

A: The Portfolio returned 19.90% during the twelve-month period ended December 31, 2004. The S&P 500, Russell 2500, Russell 2000 and Russell 2000 Value Indexes returned 10.88%, 18.29%, 18.33%, and 22.25%, respectively, during the same time period. Given the Portfolio's objective of long-term capital appreciation, it is important to note the Portfolio's performance against the indexes over longer periods of time. The Portfolio's one year, three year, five year and since inception (9/21/99) average annual returns for the periods ended December 31, 2004 are 19.90%, 15.12%, 19.50% and 20.18%, respectively. For the same time periods, the S&P 500 Index returned 10.88%, 3.59%, -2.30%, and 0.07%, respectively; the Russell 2500 Index returned 18.29%, 12.27%, 8.35% and 11.40%, respectively; the Russell 2000 Index returned 18.33%, 11.48%, 6.61% and 9.76%, respectively; the Russell 2000 Value Index returned 22.25%, 16.50%, 17.23% and 16.52%, respectively.

Q:   WHAT SECTORS MOST AFFECTED THE PORTFOLIO'S PERFORMANCE?

A: The Portfolio's performance was driven by its equity investments in Business Development & Investment Companies, Retail, Natural Resources & Real Estate, Consumer Products, Oil Services, Real Estate Investment Trusts, and Energy & Energy Service Sectors. General market appreciation also contributed to the Portfolio's positive performance.

Detractors from performance included investments in the Electronics Sector.

Q:   WHAT WAS YOUR INVESTMENT STRATEGY?

A: Third Avenue Value Portfolio seeks long-term capital appreciation, by acquiring securities of well-financed companies at a discount to what we believe is their true value. This strategy remains consistent, regardless of market environment.

In keeping with Third Avenue's philosophy, Third Avenue Value Portfolio utilizes a disciplined value approach to identifying investments. We seek companies with strong balance sheets, reasonable management teams whose interests are aligned with the interests of shareholders, in businesses that we understand, and whose equity securities can be purchased at a discount to the company's intrinsic value. Thus our mantra, Safe and Cheap.

At Third Avenue, we pay little, if any, attention to the macro environment, including the economy and the general market, focusing instead on the merits of individual companies. Instead, all of our energies are focused on individual securities. Since no consideration is given to benchmark allocations or weightings, the Portfolio's performance may vary considerably from benchmark returns.

Q:   WHAT HAS THE PORTFOLIO INVESTED IN RECENTLY?

A:   In the past year, the Portfolio found  attractive  buying  opportunities in
Superior Industries, an auto parts supplier and added to an existing Jakks Pacific investment.

As of December 31, 2004, the Portfolio's largest industry categories were Business Development & Investment Companies, Electronics, Natural Resources & Real Estate, Consumer Products, and Security Brokers, Dealers & Flotation Companies. The top five industry categories represent 37.52% of the Portfolio's total net assets.

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                                       1
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


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                           [THIRD AVENUE FUNDS LOGO]



THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE INVESTMENT TEAM AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF DECEMBER 31, 2004, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Portfolio is OFFERED BY PROSPECTUS ONLY. The Prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The S&P 500 Index, Russell 2000 Index, Russell 2000 Value Index, and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of dividends.

Current performance may be higher or lower than performance quoted.

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                                       2
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


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                            [THIRD AVENUE FUNDS LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)
PERFORMANCE ILLUSTRATIONS

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                     IN THIRD AVENUE VALUE PORTFOLIO (TAVP)
    AND THE STANDARD & POOR'S 500 INDEX (S&P 500) AND THE RUSSELL 2000 INDEX
           AND THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 INDEX

                           Average Annual Total Return

1 Year       2 Year       3 Year       4 Year       5 Year       Since Inception
19.90%       30.72%       15.12%       14.76%       19.50%           20.18%


         [The data below represent a line chart in the printed report.]

                            S&P 500      Russell       Russell       Russell
                TAVP*        Index*        2000*     2000 Index*   2500 Index*
               -------       -----       -------       -------       -------
 9/21/99         10000       10000         10000         10000         10000
12/31/99         10840       11273         11876         10129         11841
12/31/00       15232.2       10246       11517.3       12441.5       12346.6
12/31/01       17315.9        9028       11804.1       14185.7       12497.2
12/31/02       15459.7        7033       9386.64       12565.7         10274
12/31/03       22034.7        9050       13821.8       18349.7       14949.7
12/31/04         26420       10034         16355         22433         17684


----------
* All returns include reinvestment of dividends.

  As with all mutual funds, past performance does not indicate future results.

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                                       3
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


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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2004

                          PRINCIPAL                                                                        VALUE        % OF
                          AMOUNT ($)    ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.16%
Building & Construction   2,000,000     USG Corp., 9.25%, due 9/15/01 (a) (b) *                       $ 2,675,600
                          1,500,000     USG Corp., 8.50%, due 8/01/05 (a) *                             1,972,500
                                                                                                      -----------
                                                                                                        4,648,100        1.14%
                                                                                                      -----------

Consumer Products            73,000     Home Products International, Inc., 9.625%, due 05/15/08            66,795        0.02%
                                                                                                      -----------
                                        TOTAL CORPORATE BONDS
                                        (Cost $2,608,769)                                               4,714,895
                                                                                                      -----------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.40%

Real Estate Investment       61,500     CRT Properties, Inc. 8.50%                                      1,619,295        0.40%
                                                                                                      -----------
Trusts
                                        TOTAL PREFERRED STOCK
                                        (Cost $1,537,500)                                               1,619,295
                                                                                                      -----------

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.83%
Agriculture Chemicals       140,200     Agrium, Inc. (Canada)                                           2,362,370        0.58%
                                                                                                      -----------
Auto Parts                  214,400     Superior Industries International, Inc.                         6,228,320        1.53%
                                                                                                      -----------
Business Development        506,550     Brascan Corp. Class A (Canada)                                 18,240,865
& Investment Companies      380,000     Guoco Group, Ltd. (Hong Kong)+                                  3,715,569
                            690,000     Hutchison Whampoa, Ltd. (Hong Kong)                             6,458,181
                            430,000     Investor AB Class A (Sweden)                                    5,467,692
                             42,500     Leucadia National Corp.                                         2,952,900
                                                                                                      -----------
                                                                                                       36,835,207        9.03%
                                                                                                      -----------
Consumer Products           338,700     Industrias Bachoco, S.A. ADR (Mexico)                           4,806,153
                            433,246     JAKKS Pacific, Inc. (a)                                         9,579,069
                            163,900     K-Swiss, Inc. Class A                                           4,772,768
                            276,800     Russ Berrie & Co., Inc.                                         6,322,112
                                                                                                      -----------
                                                                                                       25,480,102        6.24%
                                                                                                      -----------
Depository Institutions     252,900     Brookline Bancorp, Inc.                                         4,127,328
                            392,400     NewAlliance Bancshares, Inc.                                    6,003,720
                                                                                                      -----------
                                                                                                       10,131,048        2.48%
                                                                                                      -----------
Electronics                 213,500     American Power Conversion Corp.                                 4,568,900
                             28,300     Analogic Corp.                                                  1,267,557
                            456,000     AVX Corp.                                                       5,745,600
                             42,500     Bel Fuse, Inc. Class A                                          1,245,250
                            196,600     Bel Fuse, Inc. Class B                                          6,643,114
                             42,500     Herley Industries, Inc. (a)                                       864,450
                            133,022     Hutchinson Technology, Inc. (a)                                 4,598,570
                            152,700     KEMET Corp. (a)                                                 1,366,665

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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                                       4
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


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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2004

                                                                                                           VALUE        % OF
                            SHARES      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics (continued)     500,600     TriQuint Semiconductor, Inc. (a)                              $ 2,227,670
                            415,000     Vishay Intertechnology, Inc. (a)                                6,233,300
                                                                                                      -----------
                                                                                                       34,761,076        8.52%
                                                                                                      -----------
Energy/Services             204,600     Smedvig ASA Class A (Norway)                                    3,437,222
                              6,300     Tidewater, Inc.                                                   224,343
                            214,200     Willbros Group, Inc. (a) (Panama)                               4,937,310
                                                                                                      -----------
                                                                                                        8,598,875        2.11%
                                                                                                      -----------
Financial Insurance          25,300     MBIA, Inc.                                                      1,600,984        0.39%
                                                                                                      -----------
Financial Services           30,000     CIT Group, Inc.                                                 1,374,600        0.34%
                                                                                                      -----------
Healthcare Services          98,085     AMN Healthcare Services, Inc. (a)                               1,560,532
                            284,000     Cross Country Healthcare, Inc. (a)                              5,134,720
                                                                                                      -----------
                                                                                                        6,695,252        1.64%
                                                                                                      -----------
Industrial Equipment        214,300     Alamo Group, Inc.                                               5,820,388
                             83,000     Lindsay Manufacturing Co.                                       2,148,040
                            375,000     Toyota Industries Corp. (Japan)                                 9,368,596
                            142,500     Trinity Industries, Inc.                                        4,856,400
                                                                                                      -----------
                                                                                                       22,193,424        5.44%
                                                                                                      -----------
Insurance & Reinsurance     128,100     Arch Capital Group, Ltd. (a) (Bermuda)                          4,957,470
                          2,970,000     BRIT Insurance Holdings PLC (United Kingdom)                    4,490,410
                             87,278     Radian Group, Inc.                                              4,646,681
                            175,000     Safety Insurance Group, Inc.                                    5,451,250
                                                                                                      -----------
                                                                                                       19,545,811        4.79%
                                                                                                      -----------
Life Insurance              538,500     The Phoenix Companies, Inc.                                     6,731,250        1.65%
                                                                                                      -----------

Medical Supplies            170,000     Sankyo Co., Ltd. (Japan)                                        3,840,636        0.94%
& Services                                                                                            -----------

Natural Resources &          28,760     Brookfield Homes Corp.                                            974,964
Real Estate                 143,800     Brookfield Properties Corp. (Canada)                            5,378,120
                             42,500     Deltic Timber Corp.                                             1,804,125
                            131,050     Forest City Enterprises, Inc. Class A                           7,541,927
                            123,800     LNR Property Corp.                                              7,788,258
                             18,000     Tejon Ranch Co. (a)                                               734,400
                            111,300     The St. Joe Co.                                                 7,145,460
                             95,600     Wellsford Real Properties, Inc. (a)                             1,378,552
                                                                                                      -----------
                                                                                                       32,745,806        8.02%
                                                                                                      -----------
Non-Life Insurance          168,100     Millea Holdings, Inc. ADR (Japan)                              12,541,773        3.07%
                                                                                                      -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



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                                       5
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


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                            [THIRD AVENUE FUNDS LOGO]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2004

                                                                                                           VALUE        % OF
                            SHARES      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Oil Services                123,500     EnCana Corp. (Canada)                                        $  7,046,910
                            120,000     Nabors Industries, Ltd. (a) (Bermuda)                           6,154,800
                             70,000     Pogo Producing Co.                                              3,394,300
                             21,400     Whiting Petroleum Co. (a)                                         647,350
                                                                                                     ------------
                                                                                                       17,243,360        4.22%
                                                                                                     ------------
Pharmaceutical Services     218,800     PAREXEL International Corp. (a)                                 4,441,640
                             30,000     Pharmaceutical Product Development, Inc. (a)                    1,238,700
                                                                                                     ------------
                                                                                                        5,680,340        1.39%
                                                                                                     ------------
Real Estate                 307,287     Catellus Development Corp.                                      9,402,982
Investment Trusts           107,500     CRT Properties, Inc.                                            2,564,950
                            107,700     Prime Group Realty Trust (a)                                      692,511
                             34,523     ProLogis                                                        1,495,882
                             32,600     Vornado Realty Trust                                            2,481,838
                                                                                                     ------------
                                                                                                       16,638,163        4.08%
                                                                                                     ------------
Real Estate                  39,900     Jones Lang LaSalle, Inc. (a)                                    1,492,659
Management                  222,799     The Keith Companies, Inc. (a)                                   3,874,475
                            378,100     Trammell Crow Co. (a)                                           6,847,391
                                                                                                     ------------
                                                                                                       12,214,525        2.99%
                                                                                                     ------------
Retail                       59,600     Kmart Holding Corp. (a)                                         5,897,420
                            206,829     The Dress Barn, Inc. (a)                                        3,640,190
                                                                                                     ------------
                                                                                                        9,537,610        2.34%
                                                                                                     ------------
Security Brokers,           877,600     Instinet Group, Inc. (a)                                        5,291,928
Dealers & Flotation         173,550     Legg Mason, Inc.                                               12,714,273
Companies                   187,590     SWS Group, Inc.                                                 4,111,973
                             55,047     Westwood Holdings Group, Inc.                                   1,084,426
                                                                                                     ------------
                                                                                                       23,202,600        5.69%
                                                                                                     ------------
Semiconductor               150,000     Applied Materials, Inc. (a)                                     2,565,000
Equipment Manufacturers      76,900     Coherent, Inc. (a)                                              2,340,836
& Related                   714,200     Credence Systems Corp. (a)                                      6,534,930
                            191,500     Electro Scientific Industries, Inc. (a)                         3,784,040
                             74,238     FSI International, Inc. (a)                                       346,691
                                                                                                     ------------
                                                                                                       15,571,497        3.82%
                                                                                                     ------------
Telecommunications          268,000     CommScope, Inc. (a)                                             5,065,200
                            361,151     Comverse Technology, Inc. (a)                                   8,830,142
                            481,695     Sycamore Networks, Inc. (a)                                     1,955,682
                            727,100     Tellabs, Inc. (a)                                               6,245,789
                                                                                                     ------------
                                                                                                       22,096,813        5.41%
                                                                                                     ------------
Utilities & Utility Service 571,400     Quanta Services, Inc. (a)                                       4,571,200        1.12%
Companies                                                                                            ------------
                                        TOTAL COMMON STOCKS
                                        (Cost $237,851,401)                                          $358,422,642
                                                                                                     ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       6
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


--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2004

                         PRINCIPAL                                                                         VALUE        % OF
                         AMOUNT ($)     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.70%
Repurchase Agreements    23,696,923     Bear Stearns, 1.50%, dated 12/31/04, due 01/03/05 (c)        $ 23,696,923        5.81%
                                                                                                     ------------
U.S. Treasury Bills      20,000,000     U.S. Treasury Bill, 1.72%++, due 01/27/05                      19,975,610        4.89%
                                                                                                     ------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $43,672,533)                                             43,672,533
                                                                                                     ------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.09%
                                        (Cost $285,670,203)                                           408,429,365
                                                                                                     ------------
                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)                 (368,510)
                                                                                                     ------------
                                        NET ASSETS - 100.00%
                                        (Applicable to 16,503,230
                                        shares outstanding)                                          $408,060,855
                                                                                                     ============


 Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Repurchase agreement collateralized by: U.S. Treasury Strips, par value $81,195,000, matures 11/15/28, value $24,385,294.

*    Issuer in default.

+    Incorporated in Bermuda.

++   Annualized yield at date of purchase.

ADR: American Depository Receipt.

The aggregate cost for federal income tax purposes is $290,413,370.

The aggregate gross unrealized appreciation is $124,441,795.

The aggregate gross unrealized depreciation is $(6,425,800).

Country Concentration:

                      % of
                   Net Assets
                   ----------
United States         74.80
Canada                 8.10
Japan                  6.31
Bermuda                2.72
Hong Kong              2.49
Sweden                 1.34
Panama                 1.21
Mexico                 1.18
United Kingdom         1.10
Norway                 0.84
                    -------
Total                100.09


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       7
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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2004

THE SUMMARY OF THE PORTFOLIO'S INVESTMENTS AS OF DECEMBER 31, 2004 IS
AS FOLLOWS:

(UNAUDITED)

                                                                      % OF
SECTOR DIVERSIFICATION                              MARKET VALUE   NET ASSETS
----------------------                              ------------     ------
Business Development & Investment Companies         $ 36,835,207       9.03%
Electronics                                           34,761,076       8.52
Natural Resources & Real Estate                       32,745,806       8.02
Consumer Products                                     25,546,897       6.26
Repurchase Agreements                                 23,696,923       5.81
Security Brokers, Dealers & Flotation Companies       23,202,600       5.69
Industrial Equipment                                  22,193,424       5.44
Telecommunications                                    22,096,813       5.41
U.S. Treasury Bills                                   19,975,610       4.89
Insurance & Reinsurance                               19,545,811       4.79
Real Estate Investment Trusts                         18,257,458       4.48
Oil Services                                          17,243,360       4.22
Semiconductor Equipment Manufacturers & Related       15,571,497       3.82
Non-Life Insurance                                    12,541,773       3.07
Real Estate Management                                12,214,525       2.99
Depository Institutions                               10,131,048       2.48
Retail                                                 9,537,610       2.34
Energy/Services                                        8,598,875       2.11
Life Insurance                                         6,731,250       1.65
Healthcare Services                                    6,695,252       1.64
Auto Parts                                             6,228,320       1.53
Pharmaceutical Services                                5,680,340       1.39
Building & Construction                                4,648,100       1.14
Utilities & Utility Service Companies                  4,571,200       1.12
Medical Supplies & Services                            3,840,636       0.94
Agriculture Chemicals                                  2,362,370       0.58
Financial Insurance                                    1,600,984       0.39
Financial Services                                     1,374,600       0.34
                                                    ------------     ------
Total Investments                                    408,429,365     100.09
Liabilities in excess of other assets                   (368,510)     (0.09)
                                                    ------------     ------
Net Assets                                          $408,060,855     100.00%
                                                    ============     ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       8
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


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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
Investments at value (Notes 1 and 4):
  Unaffiliated issuers (identified cost of $285,670,203)            $408,429,365
Receivable for fund shares sold                                          125,386
Dividends and interest receivable                                        442,621
Other assets                                                               4,505
                                                                    ------------
       Total assets                                                  409,001,877
                                                                    ------------

LIABILITIES:
Payable for fund shares redeemed                                         490,794
Payable to investment adviser                                            306,458
Accounts payable and accrued expenses                                     87,101
Payable for service fees (Note 3)                                         56,669
Commitments/Contingencies (Note 6)                                            --
                                                                    ------------
       Total liabilities                                                 941,022
                                                                    ------------
       Net assets                                                   $408,060,855
                                                                    ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
  16,503,230 shares outstanding                                     $276,210,058
Accumulated undistributed net investment income                        1,082,034
Accumulated undistributed net realized gains from
  investment transactions                                              8,009,601
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities             122,759,162
                                                                    ------------
  Net assets applicable to capital shares outstanding               $408,060,855
                                                                    ============
Net asset value per share                                                 $24.73
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       9
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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $129,725)            $ 4,660,502
   Interest                                                              644,139
   Other income                                                              168
                                                                     -----------
     Total investment income                                           5,304,809
                                                                     -----------

EXPENSES:
   Investment advisory fees (Note 3)                                   3,128,510
   Service fees (Note 3)                                                 638,500
   Accounting services fees                                               73,162
   Reports to shareholders                                                67,500
   Legal fees                                                             65,000
   Custodian fees                                                         62,721
   Auditing and tax consulting fees                                       46,300
   Trustees' fees and expenses                                            44,420
   Administration fees (Note 3)                                           32,174
   Insurance expense                                                      27,292
   Transfer agent fees                                                    24,500
   Miscellaneous expenses                                                 12,872
                                                                     -----------
     Total operating expenses                                          4,222,951
                                                                     -----------
     Net investment income                                             1,081,858
                                                                     -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
   Net realized gains on investments                                   9,700,438
   Net realized gains on foreign currency transactions                    13,705
   Net change in unrealized appreciation on investments               54,744,694
                                                                     -----------
   Net realized and unrealized gains on investments                   64,458,837
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $65,540,695
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       10
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


--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                           STATEMENT OF CHANGES IN NET
                                     ASSETS

                                                                                FOR THE             FOR THE
                                                                              YEAR ENDED          YEAR ENDED
                                                                           DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                           -----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  1,081,858        $     53,030
   Net realized gain on investments and foreign currency transactions            9,714,143           3,613,196
   Net change in unrealized appreciation on investments                         54,744,694          85,031,229
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                         65,540,695          88,697,455
                                                                              ------------        ------------
DISTRIBUTIONS:
   Dividends to shareholders from net investment income                         (1,896,234)           (467,552)
   Distributions to shareholders from net realized gains on investments         (3,629,082)         (4,703,860)
                                                                              ------------        ------------
                                                                                (5,525,316)         (5,171,412)
                                                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                 51,103,711          53,873,720
   Net asset value of shares issued in reinvestment of
     dividends and distributions                                                 5,525,316           5,171,412
   Cost of shares redeemed                                                     (23,389,413)        (20,079,988)
                                                                              ------------        ------------
   Net increase in net assets resulting from capital
     share transactions                                                         33,239,614          38,965,144
                                                                              ------------        ------------
   Net increase in net assets                                                   93,254,993         122,491,187
   Net assets at beginning of period                                           314,805,862         192,314,675
                                                                              ------------        ------------
   Net assets at end of period (including undistributed net investment
     income of $1,082,034 and $193,448, respectively)                         $408,060,855        $314,805,862
                                                                              ============        ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       11
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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE PORTFOLIO'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE PORTFOLIO SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE PORTFOLIO (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP.

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                     2004          2003          2002          2001         2000
                                                                   --------      --------      --------      --------      -------
Net Asset Value, Beginning of Period                                 $20.96        $14.99        $17.13        $15.21       $10.84
                                                                   --------      --------      --------      --------      -------
Income (loss) from Investment Operations:
   Net investment income                                               0.07           --+          0.02          0.04         0.04
   Net gain (loss) on securities (both realized and unrealized)        4.05          6.33         (1.86)         2.04         4.35
                                                                   --------      --------      --------      --------      -------
   Total from Investment Operations                                    4.12          6.33         (1.84)         2.08         4.39
                                                                   --------      --------      --------      --------      -------

Less Distributions:
   Dividends from net investment income                               (0.12)        (0.03)        (0.03)        (0.02)       (0.02)
   Distributions from realized gains                                  (0.23)        (0.33)        (0.27)        (0.14)          --
                                                                   --------      --------      --------      --------      -------
   Total Distributions                                                (0.35)        (0.36)        (0.30)        (0.16)       (0.02)
                                                                   --------      --------      --------      --------      -------

Net Asset Value, End of Period                                       $24.73        $20.96        $14.99        $17.13       $15.21
                                                                   ========      ========      ========      ========      =======
Total Return                                                          19.90%        42.53%       (10.72%)       13.68%       40.52%
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)                           $408,061      $314,806      $192,315      $162,438      $31,971
   Ratio of Expenses to Average Net Assets
     Before expense reimbursement/repayment                            1.21%         1.24%         1.25%         1.27%        2.52%
     After expense reimbursement/repayment                              N/A          1.30%         1.30%         1.30%        1.30%
   Ratio of Net Income (Loss) to Average Net Assets
     Before expense reimbursement/repayment                            0.31%         0.08%         0.25%         0.81%       (0.39%)
     After expense reimbursement/repayment                              N/A          0.02%         0.20%         0.77%        0.83%
   Portfolio Turnover Rate                                               10%           16%           22%           21%          18%

+ Less than $0.01 per share.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                       12
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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

1.   SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Trust. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2004, the Trust was offered as an investment option by five insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate from their closing prices, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by the Portfolio on that day, based on the value determined on that day.

The Portfolio may invest up to 15% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. At December 31, 2004, such securities had a total value of $2,675,600 or 0.66% of net assets. Among the factors considered by the Board of Trustees in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, a percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the

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                                       13
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


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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004


time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gain distribution and return of capital. Management originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

       o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

       o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax law and regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                                       14
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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004


DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended December 31, 2004, permanent differences were reclassified as shown below:

                                                  DECREASE TO
                INCREASE                   ACCUMULATED UNDISTRIBUTED
             TO ACCUMULATED                NET REALIZED GAIN (LOSS)
            UNDISTRIBUTED NET                 ON INVESTMENTS AND
            INVESTMENT INCOME                  FOREIGN CURRENCY
            ----------------               -------------------------
               $1,702,962                        $(1,702,962)


These reclassifications are primarily due to the tax character of distributions from REIT investments and tax treatment of market discount and premium amortization.

The tax character of dividends and distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

     ORDINARY INCOME         LONG-TERM CAPITAL GAIN              TOTAL
   2004          2003          2004          2003          2004          2003
----------    ----------    ----------    ----------    ----------    ----------

$2,680,179    $2,989,501    $2,845,137    $2,181,911    $5,525,316    $5,171,412

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED
         UNDISTRIBUTED             LONG-TERM                  NET
           ORDINARY                 CAPITAL               UNREALIZED
            INCOME                    GAIN               APPRECIATION
        ---------------         ---------------         --------------
          $10,366,219             $4,603,519             $118,015,995

Capital losses incurred after October 31, within the Portfolio's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2004 the Portfolio incurred a post-October realized capital loss of $1,265,476.

The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Portfolio's unrealized appreciation difference is attributable primarily to mark to market tax treatment of certain passive foreign investment companies,

--------------------------------------------------------------------------------
                                       15
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                            [THIRD AVENUE FUNDS LOGO]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

differences in the treatment of amortization of bond discount and premium, REIT adjustments and other timing differences. Actual tax distributions to shareholders may differ from the amounts above. The difference between book-basis and tax-basis components of distributable earnings is attributable primarily to deferred REIT dividends and post-October loss deferral.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the fiscal year ending December 31, 2004 the Portfolio paid $3,003. The Trust does pay, together with its affiliate, the Third Avenue Trust, Trustees who are not affiliated with the Investment Adviser a fee of $2,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with Third Avenue Trust, also pays non-interested Trustees an annual stipend of $40,000. The Trustees on the Audit Committee will each receive $1,000 for each audit committee meeting and the audit committee chairman will receive an annual retainer of $1,000.

Prior to June 30, 2004 the Trust paid the Trustees who were not affiliated with the Investment Adviser $1,500 for each meeting of the Board of Trustees that they attended, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at such meetings. The Trust also paid non-interested Trustees an annual retainer of $2,000 in January of each year for the previous year's service. The Trustees on the Audit Committee each received $200 for each audit committee meeting.

2.   SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for year ended December 31, 2004 were as follows:

                  PURCHASES                          SALES
                -------------                    -------------
                 $57,520,487                      $33,121,308

3.   INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with Third Avenue Management LLC for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio, payable each month. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are reimbursable by the Portfolio, including service fees due to third parties and other miscellaneous expenses. At December 31, 2004, the Portfolio had payables to the Adviser of $65,652 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses,

--------------------------------------------------------------------------------
                                       16
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--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the year ended December 31, 2004.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a sub-administration agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,276.

The Trust has entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio to its policy holders for which the insurance companies receive a fee based on the average daily net assets invested into the Trust by the insurance companies policy holders held in omnibus accounts. The Trust remits to the Adviser the portion of these fees that represent various administrative services rendered by the service agents to such policy holders which the Trust would otherwise be obligated to provide at its own expense.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the year ended December 31, 2004, the Portfolio incurred brokerage commissions with M.J. Whitman LLC of $224,697.

5.   CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value. Transactions in capital stock were as follows:

                                                      FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2004            2003
                                                    -----------     -----------
Shares outstanding at beginning of period            15,019,330      12,830,179
Shares sold                                           2,296,339       3,111,971
Shares reinvested from dividends and distributions      254,154         273,910
Shares redeemed                                      (1,066,593)     (1,196,730)
                                                    -----------     -----------
Net increase in Portfolio shares                      1,483,900       2,189,151
                                                    -----------     -----------
Shares outstanding at end of period                  16,503,230      15,019,330
                                                    ===========     ===========

6.   COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expect the risk of loss to be remote.

7.   RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the

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                                       17
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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

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             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Shareholders of
Third Avenue Variable Series Trust - Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust
- Third Avenue Value Portfolio (the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York 10017
February 11, 2005

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                            [THIRD AVENUE FUNDS LOGO]

                             MANAGEMENT OF THE TRUST

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes one portfolio in the Third Avenue Variable Series Trust and four portfolios in the Third Avenue Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.


INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE    POSITION(S)                                                           OTHER
                            AND LENGTH OF     HELD WITH                PRINCIPAL OCCUPATION(S)                 DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*     REGISTRANT                  DURING PAST 5 YEARS                  HELD BY TRUSTEE
------------------------   --------------    -----------      -----------------------------------------   -----------------------
MARTIN J. WHITMAN** (80)   Trustee           Chairman         Chairman (3/90 to Present), Chief           Director (8/90 to
622 Third Avenue           since 7/99        and Trustee      Executive Officer (CEO) (3/90 to            10/04) of Danielson
New York, NY 10017                                            9/03) President (1/91 to 5/98) of           Holding Corporation;
                                                              Third Avenue Trust; Chairman                Director (3/91 to
                                                              (7/99 to Present) CEO (7/99 to 9/03)        Present) Nabors
                                                              of Third Avenue Variable Series Trust;      Industries, Ltd.,
                                                              Co-Chief Investment Officer (2/03           (international oil
                                                              to Present), Chief Investment Officer       drilling services);
                                                              (CIO) (1/91 to 2/03), Chairman and          Director (5/00 to
                                                              CEO (3/90 to 8/02), President (1/91         12/01) of Stewart
                                                              to 2/98), of EQSF Advisers, Inc. and        Information Services
                                                              its successor, Third Avenue Manage-         Corp. (title insurance
                                                              ment LLC; CEO, President and                and real estate);
                                                              Director (10/74 to Present) of Martin       Director (8/97 to 5/01)
                                                              J. Whitman & Co., Inc. (private             of Tejon Ranch Co.
                                                              investment company); CEO (7/96              (land development and
                                                              to 6/02) and Chairman (8/90 to 8/99)        agribusiness).
                                                              of Danielson Holding Corporation;
                                                              Chairman (1/95 to 8/02) and CIO
                                                              (10/92 to 8/02) of M.J. Whitman
                                                              Advisers, Inc. (reg. investment adviser);
                                                              Distinguished Management Fellow
                                                              (1972 to Present) and Member of the
                                                              Advisory Board (10/94 to 6/95) of the
                                                              Yale School of Management at Yale
                                                              University; Adjunct Professor (1/01
                                                              to 12/01) of the Columbia University
                                                              Graduate School of Business;
                                                              Chartered Financial Analyst.

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                            [THIRD AVENUE FUNDS LOGO]
INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE    POSITION(S)                                                           OTHER
                            AND LENGTH OF     HELD WITH                PRINCIPAL OCCUPATION(S)                 DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*     REGISTRANT                  DURING PAST 5 YEARS                  HELD BY TRUSTEE
------------------------   --------------    -----------      -----------------------------------------   -----------------------
DAVID M. BARSE** (42)      Trustee           President,       President (5/98 to Present), Trustee        Director (7/96 to
622 Third Avenue           since 9/01        CEO              (9/01 to Present), CEO (9/03 to             Present) of Danielson
New York, NY 10017                           and Trustee      Present) and Executive Vice                 Holding Corporation
                                                              President (4/95 to 5/98) of                 Director (3/01 to
                                                              Third Avenue Trust; President               Present) of ACA
                                                              (7/99 to Present), Trustee (9/01 to         Capital Holdings, Inc.
                                                              Present) and CEO (9/03 to (insurance).      (insurance).
                                                              Present) of Third Avenue Variable
                                                              Series Trust; CEO (4/03 to Present),
                                                              President (2/98 to Present), Director
                                                              (4/95 to 12/02) and Executive Vice
                                                              President (4/95 to 2/98) of EQSF
                                                              Advisers, Inc. and its successor,
                                                              Third Avenue Management LLC and
                                                              subsidiaries; CEO (7/99 to Present),
                                                              President (6/95 to Present), Director
                                                              (1/95 to Present) of M.J. Whitman,
                                                              Inc. and its successor, M.J. Whitman
                                                              LLC (registered broker-dealer) and
                                                              subsidiaries; President (7/96 to 6/02)
                                                              of Danielson Holding Corp.; CEO (7/99
                                                              to 8/02), President (6/95 to 8/02),
                                                              Director (1/95 to 8/02) of M.J.
                                                              Whitman Advisers, Inc. (registered
                                                              investment advisor).

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INDEPENDENT TRUSTEES
--------------------

                              TERM OF OFFICE    POSITION(S)                                                         OTHER
                               AND LENGTH OF     HELD WITH              PRINCIPAL OCCUPATION(S)                 DIRECTORSHIPS
NAME, AGE & ADDRESS            TIME SERVED*     REGISTRANT                DURING PAST 5 YEARS                  HELD BY TRUSTEE
------------------------      --------------    -----------       ------------------------------------     -----------------------
JACK W. ABER (67)             Trustee since     Trustee           Professor of Finance (1972 to            Trustee, The Managers
51 Columbia Street            8/02                                Present) of Boston University            Funds (9 portfolios);
Brookline, MA 02446                                               School of Management.                    Trustee of Managers
                                                                  Trustee of Third Avenue                  AMG Funds (9 portfolios),
                                                                  Variable Series Trust (8/02 to           Managers
                                                                  Present); Trustee of Third               Trust I (1 portfolio)
                                                                  Avenue Trust (8/02 to Present).          and Managers Trust II
                                                                                                           (11 portfolios); Trustee
                                                                                                           of Appleton Growth Fund.


WILLIAM E.                    Trustee since     Trustee           Trustee; President and Owner,            Trustee, The Managers
CHAPMAN, II (63)              8/02                                (1998 to Present) of Longboat            Funds (9 portfolios);
380 Gulf of Mexico                                                Retirement Planning Solutions            Trustee of Managers
Drive, #531                                                       (consulting firm); part-time             AMG Funds (9
Longboat Key, FL 34228                                            employee delivering retirement           portfolios), Managers
                                                                  and investment education                 Trust I (1 portfolio)
                                                                  seminars (1/00 to Present) for           and Managers Trust II
                                                                  and Managers Trust II Hewitt             (11 portfolios).
                                                                  Associates, LLC (11 portfolios).
                                                                  (consulting firm); Trustee (5/02
                                                                  to Present) of Bowdoin College;
                                                                  various roles, the last of which
                                                                  was President of the Retirement
                                                                  Plans Group (1990 to 1998) with
                                                                  Kemper Funds (mutual funds group);
                                                                  investment sales, marketing and
                                                                  general management roles (1966 to
                                                                  1990) with CIGNA (insurance
                                                                  group). Trustee of Third Avenue
                                                                  Variable Series Trust (8/02 to
                                                                  Present); Trustee of Third Avenue
                                                                  Trust (8/02 to Present).


LUCINDA FRANKS (58)           Trustee since     Trustee           Journalist (1969 to Present);            N/A
64 East 86th Street           7/99                                Special Correspondent,
New York, NY 10028                                                Talk Magazine (1999-2000);
                                                                  Trustee of Third Avenue Variable
                                                                  Series Trust (7/99 to Present);
                                                                  Trustee of Third Avenue Trust
                                                                  (2/98 to Present).

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                            [THIRD AVENUE FUNDS LOGO]

INDEPENDENT TRUSTEES
--------------------

                              TERM OF OFFICE    POSITION(S)                                                         OTHER
                               AND LENGTH OF     HELD WITH               PRINCIPAL OCCUPATION(S)                DIRECTORSHIPS
NAME, AGE & ADDRESS            TIME SERVED*     REGISTRANT                 DURING PAST 5 YEARS                 HELD BY TRUSTEE
------------------------      --------------    -----------       ------------------------------------     -----------------------
EDWARD J. KAIER (59)          Trustee since     Trustee           Partner (1977 to Present) at             Trustee, The Managers
111 N. Lowry's Lane           8/02                                Hepburn Willcox Hamilton                 Funds (9 portfolios),
Rosemont, PA 19010                                                & Putnam (law firm). Trustee             Trustee of Managers
                                                                  of Third Avenue Variable                 AMG Funds
                                                                  Series Trust (8/02 to Present);          (9 portfolios), Managers
                                                                  Trustee of Third Avenue Trust            Trust I (1 portfolio)
                                                                  (8/02 to Present).                       and Managers Trust II
                                                                                                           (11 portfolios).


MARVIN MOSER, M.D. (80)       Trustee since     Trustee           Clinical Professor of Medicine           Director (1997 to
13 Murray Hill Road           7/99                                (1984 to Present) at Yale                Present) of Nutrition
Scarsdale, NY 10583                                               University School of Medicine;           21 Co. (marketing);
                                                                  Trustee (1992 to 2002)                   Director (9/00-2/02)
                                                                  of the Trudeau Institute                 of Innovative Clinical
                                                                  (medical research center)                Solutions Ltd.
                                                                  Senior Medical Consultant (medical       (pharmaceutical site
                                                                  research institute (1974 to 2002)        management); Director
                                                                  for the (2002 to Present) National       of Comprehensive
                                                                  High Blood Pressure Education            Neuroscience (research
                                                                  Program of the National Heart, Lung      and pharmaceutical site
                                                                  and Blood Institute; Trustee of          management company).
                                                                  Third Avenue Variable Series Trust
                                                                  (7/99 to Present); Trustee or
                                                                  Director of Third Avenue Trust or
                                                                  its predecessor (11/94 to Present).

ERIC RAKOWSKI (46)            Trustee since     Trustee           Professor (1990 to Present) at           Trustee, The Managers
571 Woodmont Avenue           8/02                                University of California at              Funds (9 portfolios),
Berkeley, CA 94708                                                Berkeley School of Law;                  Trustee of Managers
                                                                  Visiting Professor (1998-1999)           AMG Funds
                                                                  at Harvard Law School. Trustee           (9 portfolios), Manager
                                                                  of Third Avenue Variable                 Trust I (1 portfolio)
                                                                  Series Trust (8/02 to Present);          and Managers Trust II
                                                                  Trustee of Third Avenue Trust            (11 portfolios).
                                                                  (8/02 to Present).

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                            [THIRD AVENUE FUNDS LOGO]
INDEPENDENT TRUSTEES

                              TERM OF OFFICE    POSITION(S)                                                         OTHER
                               AND LENGTH OF     HELD WITH              PRINCIPAL OCCUPATION(S)                 DIRECTORSHIPS
NAME, AGE & ADDRESS            TIME SERVED*     REGISTRANT                DURING PAST 5 YEARS                  HELD BY TRUSTEE
------------------------      --------------    -----------       ------------------------------------     -----------------------
MARTIN SHUBIK (78)            Trustee since     Trustee           Seymour H. Knox Professor (1975 to       N/A
Yale University               7/99                                Present) of Mathematical and
Dept. of Economics                                                Institutional Economics, Yale
Box 2125, Yale Station                                            University; Trustee of Third Avenue
New Haven, CT 06520                                               Variable Series Trust (7/99 to
                                                                  Present); Trustee or Director of
                                                                  Third Avenue Trust or its
                                                                  predecessor (11/90 to Present).


CHARLES C. WALDEN (60)        Trustee since     Trustee           Executive Vice-President of              N/A
11 Williamsburg Circle,       7/99                                Investments and Chief Investment
Madison, CT 06443                                                 Officer (1973 to Present) Knights
                                                                  of Columbus (fraternal benefit
                                                                  society selling life insurance and
                                                                  annuities); Trustee of Third Avenue
                                                                  Variable Series Trust (7/99 to
                                                                  Present); Trustee or Director of
                                                                  Third Avenue Trust or its
                                                                  predecessor (5/96 to Present);
                                                                  Chartered Financial Analyst.


TRUSTEE
REMUNERATION+
-------------

$54,492


*  Each trustee serves until his successor is duly elected and qualified.

** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

+ Regular compensation paid by the portfolio during the Period (excludes expense reimbursement).

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                            [THIRD AVENUE FUNDS LOGO]


PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------------

                              POSITION(S) HELD                                                              OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS            WITH REGISTRANT         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            HELD BY OFFICER
-------------------           ----------------         -------------------------------------------          -------------------
VINCENT J. DUGAN (39)         Treasurer and             Treasurer and Chief Financial Officer                   N/A
622 Third Avenue              CFO                       (CFO) (9/04 to Present) of Third
New York, NY 10017                                      Avenue Trust; Treasurer and CFO
                                                        (9/04 to Present) of Third Avenue
                                                        Variable Series Trust; Chief Operating
                                                        Officer (COO) and CFO (8/04 to
                                                        Present) of Third Avenue Management LLC
                                                        and subsidiaries; COO and CFO (8/04 to
                                                        Present) of Third Avenue Holdings
                                                        Delaware LLC; COO and CFO (8/04 to
                                                        Present) of MJ Whitman LLC and
                                                        subsidiaries; Partner Ernst & Young LLP
                                                        (6/02 to 8/04); Partner Arthur Andersen
                                                        LLP (9/98 to 6/02).


JULIE A. SMITH (33)           Assistant                 Assistant Treasurer (9/04 to Present),                  N/A
622 Third Avenue              Treasurer                 Treasurer (5/04 to 9/04), Controller
New York, NY 10017                                      (9/01 to 9/02), Assistant Controller
                                                        (2/97 to 9/01) of Third Avenue Trust;
                                                        Assistant Treasurer (9/04 to Present),
                                                        Treasurer (5/04 to 9/04), Controller
                                                        (9/01 to 9/02), Assistant Controller
                                                        (2/97 to 9/01) of Third Avenue Variable
                                                        Series Trust; Controller (8/02 to
                                                        present) of Third Avenue Holdings
                                                        Delaware LLC; Controller (9/01 to
                                                        Present), Assistant Controller (2/97 to
                                                        9/01) of EQSF Advisers, Inc. and its
                                                        successor, Third Avenue Management LLC
                                                        and subsidiaries; Controller (8/02 to
                                                        present), Assistant Controller (2/97 to
                                                        8/02) of Martin J. Whitman & Co., Inc.;
                                                        Assistant Controller (3/99 to 8/02)
                                                        Danielson Holding Corporation.

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                            [THIRD AVENUE FUNDS LOGO]

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)
---------------------------------------------------------

                              POSITION(S) HELD                                                              OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS            WITH REGISTRANT         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            HELD BY OFFICER
-------------------           ----------------         -------------------------------------------          -------------------
W. JAMES HALL III (40)        General Counsel           General Counsel and Secretary (6/00                     N/A
622 Third Avenue              and Secretary             to Present) of Third Avenue Trust;
New York, NY 10017                                      General Counsel and Secretary (9/00
                                                        to Present) of Third Avenue Variable
                                                        Series Trust; General Counsel and
                                                        Secretary (9/00 to Present) of EQSF
                                                        Advisers, Inc., and its successor,
                                                        Third Avenue Management LLC and
                                                        subsidiaries; General Counsel and
                                                        Secretary (12/00 to 7/02) of Danielson
                                                        Holding Corporation; General Counsel
                                                        and Secretary (5/00 to Present) of
                                                        M.J. Whitman, Inc. and its successor,
                                                        M.J. Whitman LLC and subsidiaries;
                                                        General Counsel and Secretary (5/00 to
                                                        8/02) of M.J. Whitman Advisers, Inc.;
                                                        Associate (2/00 to 6/00) at Paul, Weiss,
                                                        Rifkind, Wharton & Garrison LLP;
                                                        Associate (11/96 to 1/00) at Morgan,
                                                        Lewis & Bockius LLP (law firms).


HEATHER E. GARSON (33)        Chief                     Chief Compliance Officer (CCO)                          N/A
622 Third Avenue              Compliance                (9/04 to Present) of Third Avenue
New York, NY 10017            Officer                   Trust; CCO (9/04 to Present) Third
                                                        Avenue Variable Series Trust; CCO
                                                        Third Avenue Management LLC and
                                                        subsidiaries (6/04 to Present); Vice
                                                        President (12/02 to 5/04) Deutsche Asset
                                                        Management; Attorney and Compliance
                                                        Officer (4/99 to 11/02) Jennison
                                                        Associates LLC; Attorney and Compliance
                                                        Officer (7/97 to 4/99) Victory SBSF
                                                        division of Key Asset Management.

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                            [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions: redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2004 and held for the entire reporting period ended December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  EXPENSES PAID
                                   ENDING       DURING THE PERIOD
                 BEGINNING      ACCOUNT VALUE    JULY 1, 2004 TO
               ACCOUNT VALUE    DECEMBER 31,      DECEMBER 31,      ANNUALIZED
               JULY 1, 2004         2004              2004*        EXPENSE RATIO
               -------------    -------------   -----------------  -------------
Actual            $1,000           $1,010             $6.49            1.22%
Hypothetical      $1,000           $1,019             $6.21            1.22%


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.

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                       THIRD AVENUE VARIABLE SERIES TRUST





                                 PRIVACY POLICY

Third Avenue respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolios' distributor and the Portfolios' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.





                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission http://www.sec.gov.





                         SCHEDULE OF PORTFOLIO HOLDINGS

Beginning on the fiscal quarter ended September 30, 2004, the Third Avenue Value Portfolio has begun to file the complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Value Portfolio Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                       THIRD AVENUE VARIABLE SERIES TRUST




                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Portfolio during the fiscal year ended December 31, 2004. This information is presented to meet regulatory requirements and no current action on your part is required.

THIRD AVENUE VALUE PORTFOLIO

Of the $0.352 per share paid to you in cash or reinvested into your account during the fiscal year ended December 31, 2004, $0.121 was derived from net investment income, $0.050 from short-term capital gains, which are taxed as ordinary income and $0.181 from long-term capital gains. Of the total ordinary income distributed 77.64% is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 64.92% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

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                                       29
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--------------------------------------------------------------------------------

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                 Julie A. Smith
                               Assistant Treasurer
                                  W. James Hall
                           General Counsel, Secretary

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

At December 31, 2004, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is attached as an exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has designated Jack Aber, an "independent" Trustee, as the Trust's audit committee financial expert and has determined that it has three audit committee financial experts serving on its audit committee, each of whom is "independent" as defined by the Securities and Exchange Commission for the purpose of audit committee financial expert determinations:
Jack Aber, Martin Shubik and Charles Walden. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $41,185, including out of pocket fees of $1,185, for the fiscal year ending December 31, 2004 and $38,300, including out of pocket expenses of $800, for the fiscal year ending December 31, 2003.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ending December 31, 2004 and $0 for the fiscal year ending December 31, 2003.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,800 for the fiscal year ending December 31, 2004 and $7,900 for the fiscal year ending December 31, 2003. These services related to the preparation of tax returns and the review of tax-related issues.

(d) ALL OTHER FEES. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 for the fiscal year ending December 31, 2004 and $0 for the fiscal year ending December 31, 2003.

(e)    AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

       (i) In addition to pre-approving any services to be provided by the principal accountant to the Trust, the Audit Committee would consider and approve any non-audit services to be provided to the Trust's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust by the accountant (if the engagement relates directly to the operations and financial reporting of the Trust) and the fees to be charges for such non-audit services. Pre-approval considerations would include whether the proposed services are compatible with maintaining the accountant's independence.

       (ii)   The percentage of services described in each of Items 4(b) through
(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. was 100% for the fiscal year ended December 31, 2004. Fee arrangements for the fiscal year ended December 31, 2003 were in place prior to pre-approval requirements.

(f)    Not Applicable.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Trust's investment adviser or any entity controlling, controlled by, or under common control with the Trust's investment adviser that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for each of the last two fiscal years were $60,000 for the fiscal year ending December 31, 2004 and $57,500 for the fiscal year ending December 31, 2003.

(h)    Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust
             ----------------------------------

By:      /s/ David M. Barse
         ----------------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    February 24, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
         ----------------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    February 24, 2005

By:      /s/ Vincent Dugan
         ----------------------------
Name:    Vincent Dugan
Title:   Principal Financial Officer
Date:    February 24, 2005